Note 8 - Goodwill and Other Intangible Assets (Details) - JPY (¥)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013	Dec. 01, 2014
Note 8 - Goodwill and Other Intangible Assets (Details) [Line Items]
Amortization of Intangible Assets	¥ 397,030,000	¥ 463,074,000
Goodwill, Impairment Loss	0	0	¥ 0
Goodwill	¥ 6,169,609,000	¥ 5,969,951,000	5,969,951,000
Trademarks [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) [Line Items]
Impairment of Intangible Assets, Indefinite-lived (Excluding Goodwill)			¥ 48,000,000
RYUKOSHA [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) [Line Items]
Goodwill				¥ 199,658,000
Weighted Average [Member]
Note 8 - Goodwill and Other Intangible Assets (Details) [Line Items]
Finite-Lived Intangible Asset, Useful Life	16 years 73 days